Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	Advisors' Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Trading Symbol	AICII
Document Creation Date	Nov. 28, 2016
Document Effective Date	Nov. 28, 2016
Prospectus Date	Nov. 28, 2016